SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of fair value of stock options granted [Table Text Block]
	2022	2021	2020
Risk-free interest rate	3.13%	0.71 - 1.42%	0.34 - 1.29%
Annualized volatility	100%	100%	100%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	2 - 5 years

Disclosure of changes in stock options outstanding and exercisable [Table Text Block]
	Stock options outstanding and exercisable	Weight average exercise price
	#	$
As at December 31, 2019	-	-
Granted	4,206,667	1.73
Cancelled	(40,000)	1.35
As at December 31, 2020	4,166,667	1.73
Granted	1,148,333	1.05
Cancelled	(1,599,999)	1.89
As at December 31, 2021	3,715,001	1.45
Granted	300,000	0.75
Cancelled	(283,334)	1.51
Expired	(66,667)	1.35
As at December 31, 2022	3,665,000	1.40

Disclosure of stock options outstanding and exercisable [Table Text Block]
Expiry date	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	$	Years
January 30, 2025	1,583,334	1.35	2.08
August 5, 2025	683,333	2.34	2.60
August 5, 2026	33,333	1.35	3.59
October 25, 2026	900,000	1.06	3.82
October 28, 2026	165,000	0.95	3.83
August 19, 2027	300,000	0.75	4.64
	3,665,000	1.40	2.91

Disclosure of fair value of warrants granted [Table Text Block]
	2022	2021	2020
Risk-free interest rate	N/A	0.88%	N/A
Annualized volatility	N/A	100%	N/A
Expected dividend yield	N/A	0.00%	N/A
Expected life	N/A	2 years	N/A

Disclosure of changes in warrants outstanding and exercisable [Table Text Block]
	Warrants outstanding and exercisable	Weight average exercise price
	#	$
As at December 31, 2019	2,470,552	2.19
Issued	6,414,807	1.80
Exercised	(42,967)	1.80
Expired	(506,400)	2.76
As at December 31, 2020	8,335,992	1.80
Issued	122,727	1.75
As at December 31, 2021	8,458,719	1.80
Expired	(8,335,992)	1.80
As at December 31, 2022	122,727	1.75

Disclosure of warrants outstanding and exercisable [Table Text Block]
Expiry date	Warrants outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	$	Years
October 18, 2023	122,727	1.75	0.80
	122,727	1.75	0.80